Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross		$ 5,764	$ 5,748
Leasehold improvements		5,117	6,247
Construction in progress		70	23
Property and equipment, gross		10,951	12,018
Less: accumulated deprecation		(7,329)	(7,719)
Property and equipment, net	$ 4,510	$ 3,622	$ 4,299